Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Summary of share capital	December 31, 2025, 2024 and 2023 the issued share capital was distributed as follows:

	2025		2024		2023
	Shares	Capital (US$)	Shares	Capital (US$)	Shares	Capital (US$)

Total	159,468,552	15,947	153,586,168	15,358	148,253,938	14,826
Class A	66,523,122	6,652	60,640,738	6,063	55,308,508	5,531
Class B	92,945,430	9,295	92,945,430	9,295	92,945,430	9,295

Summary of additional paid-in capital
The additional paid-in capital amounts recorded on December 31, 2025, 2024 and 2023 are presented below:

	2025	2024	2023

Class A	461,153	389,497	314,593
Class B	186,101	186,101	186,101
Total additional paid-in capital	647,254	575,598	500,694
Utilized for dividend distribution (refer to note 29(c))	(57,850)	(48,359)	—
Net additional paid-in capital	589,404	527,239	500,694

Summary of dividends paid by the group
Dividends declared and paid by the Group to the Company’s shareholders for the year ended December 31, 2025, 2024 and 2023 were:

Shareholder	2025		2024		2023
		US$		US$		US$

Class A	39,375	0.60	51,375	0.87	53,687	0.98
Class B	55,767	0.60	81,008	0.87	91,458	0.98
Total	95,142	0.60	132,383	0.87	145,145	0.98

Summary of PSU activity for the period
The table below reflects the share plan activity for the years ending December 31, 2025, 2024 and 2023.

	IPO Grant	Grant A	Grant B	Grant C	Grant D	Grant C	Matching program
	Number of PSUs (in thousands)					Number of RSUs (in thousands)

Outstanding, December 31, 2022	184	85	—	—	—	—	—
Granted	—	—	298	—	—	—	—
Forfeited	(53)	—	(1)	—	—	—	—
Outstanding, December 31, 2023	131	85	297	—	—	—	—
Granted	—	—	—	2,823	—	544	924
Forfeited	(26)	(20)	(37)	(38)	—	—	(16)
Outstanding, December 31, 2024	105	65	260	2785	—	544	908
Granted	—	—	—	—	1,961	—	1,557
Forfeited	—	—	—	(15)	(17)	—	(112)
Vested	—	—	—	—	—	(61)	—
Outstanding, December 31, 2025	105	65	260	2,770	1,944	483	2,353

Summary of original weighted-average fair value of PSU and RSU shares

LTIP	Grant date	Weighted-average fair value

IPO grant	January 22, 2021	US$ 13.05
Grant A	December 1, 2022	US$ 8.80
Grant B	January 22, 2023	US$ 12.37
Grant C - PSU	January 19, 2024	US$ 9.99
Grant C - RSU	June 30, 2024	US$ 12.06
Grant D - PSU	January 22, 2025	US$ 7.51
Matching program	February 28, 2024	US$ 14.89
Matching program	February 28, 2025	US$ 9.12

Summary of share based incentive plan
Reconciliation of the capital reserves:

Description	Amount (US$)'000
	2025	2024	2023

Opening balance – January 1	22,041	2,960	1,495
Share-based incentive plan expense (a)	17,298	7,454	1,465
Bonus share plan accrual (b)	19,168	11,627	—
Bonus share plan settled	(11,627)	—	—
RSU vested	(234)	—	—
Closing balance – December 31	46,646	22,041	2,960

Closing balance consists of:
- Share-based incentive plan	27,478	10,414	2,960
- Bonus share plan	19,168	11,627	—
	46,646	22,041	2,960

(a) Refer to note 23 for expenses incurred for the years ended December 31, 2025, 2024 and 2023.
(b) The Group entered into a bonus share plan with senior employees providing them with the option to receive bonus payments in cash or equity. Equity settlement will be in the form of Class A common shares of the Company. Once the qualifying employees elected to receive cash or equity, the equity portion of the bonus payable is recognized directly in equity of the Group with no vesting conditions attached to the instruments. On December 31, 2025, an estimated amount of US$ 19.2 million was raised in capital reserves to be settled with Class A common shares of the Company. The post-tax amount of US$11.3 million was settled with the issuance of 747,898 shares during February 2026 - refer to note 33.

Summary of earnings per share

	2025	2024	2023

Net income for the year attributable to the Owners of the Company	85,651	71,875	118,400
Basic weighted average number of shares	159,643,687	153,293,782	148,207,379
Basic earnings per share	0.54	0.47	0.80
Diluted weighted average number of shares	160,756,015	153,921,883	148,679,965
Diluted earnings per share	0.53	0.47	0.80

Summary of the subsidiary with non-controlling interests	December 31, 2025, the Group had six subsidiaries with non-controlling interests as per the table below.

		Equity			Income (Loss)
Non-controlling interest	Interest	2025	2024	2023	2025	2024	2023

VBI Real Estate*	—%	—	—	(37,564)	—	1,842	2,128
Patria Asset Management	49.26%	19,937	17,076	16,417	2,111	733	287
Tria	41.18%	(1,092)	(7,523)	—	2,610	1,182	—
Patria Real Estate Latam*	1.10%	232	70	—	7	20	—
PEVC I General Partner IV*	57.08%	157	28	—	129	42	—
Pat HoldCo Servicios*	49.00%	2,337	—	—	(2)	—	—
SH Manco Holding*	25.00%	98	203	—	39	(7)	—
		21,669	9,854	(21,147)	4,894	3,812	2,415

*Due to immaterial values attributable to the non-controlling interest in these subsidiaries, no additional disclosure is presented in the consolidated financial statements.
Summary of Statement of Financial Position
Consolidated statement of financial position – December 31, 2025, and 2024

Summarized Statement of Financial Position	Patria Asset Management		Tria
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

Current assets	13,580	10,651	186,126	50,133
Current liabilities	(5,820)	(4,644)	(161,807)	(34,731)
Current net assets	7,760	6,007	24,319	15,402

Non-current assets	3,460	2,079	48,541	7,990
Non-current liabilities	(1,086)	(707)	(37,378)	(4,100)
Non-current net assets	2,374	1,372	11,163	3,890

Net assets	10,134	7,379	35,482	19,292

Summary of Income Statement
Consolidated statement of income – December 31, 2025, 2024 and 2023

Summarized Income Statement	Patria Asset Management			Tria
	For the year ended December 31			For the year ended December 31
	2025	2024	2023 (a)	2025	2024 (b)
Net revenue from services	13,595	12,537	1,993	—	—

Personnel expenses	(4,826)	(6,101)	(742)	(2,135)	(1,339)
Amortization of intangible assets	—	—	—	(52)	(29)
General and administrative expenses	(1,792)	(1,658)	(179)	(715)	(376)
Other income/(expenses)	(82)	(23)	(151)	11,793	6,567
Finance income	248	12	—	1,509	643
Finance expense	(322)	(110)	(25)	(562)	(92)
Income before income tax	6,821	4,657	896	9,838	5,374

Income taxes	(2,405)	(1,666)	(310)	(3,165)	(1,827)
Current	(2,545)	(2,175)	(293)	(420)	—
Deferred	140	509	(17)	(2,745)	(1,827)
Net income for the year	4,416	2,991	586	6,673	3,547

Attributable to non-controlling interest	2,111	733	287	2,610	1,182

(a)Patria Asset Management was acquired on November 1, 2023, and operated for two months during the 2023 financial year.
(b)Tria was acquired on April 2, 2024, and operated for nine months during the 2024 financial year.

Summary of Reconciliation of the non-controlling interest balance
Reconciliation of the non-controlling interest balance for the years ended December 31, 2025, 2024 and 2023:

	VBI Real Estate	Patria Asset Management	Tria	Other (a)	Total

Balance on December 31, 2022	(39,330)	—	—	—	(39,330)
Recognized in business combination	—	15,147	—	—	15,147
Net income for the period	2,128	287	—	—	2,415
Dividends declared (b)	(3,663)	—	—	—	(3,663)
Capital contributions	4,743	—	—	—	4,743
Cumulative translation adjustment	(1,442)	983	—	—	(459)
Balance on December 31, 2023	(37,564)	16,417	—	—	(21,147)
Recognized in business combination	—	—	6,604	—	6,604
Net income for the period	1,842	733	1,182	55	3,812
Dividends declared (b)	(6,227)	(517)	—	—	(6,744)
Capital contributions	2,204	—	—	248	2,452
Gross obligation under put option	—	—	(17,117)	—	(17,117)
Derecognition of non-controlling interest	36,233	—	—	—	36,233
Cumulative translation adjustment	3,512	443	1,808	(2)	5,761
Balance on December 31, 2024	—	17,076	(7,523)	301	9,854
Net income for the period	—	2,111	2,610	173	4,894
Dividends declared (b)	—	(2,819)	—	—	(2,819)
Capital contributions	—	—	4,409	2,274	6,683
Cumulative translation adjustment	—	3,569	(588)	76	3,057
Balance on December 31, 2025	—	19,937	(1,092)	2,824	21,669

(a)"Other" represents the non-controlling interest in Patria Real Estate Latam, PEVC I General Partner IV and SH Manco Holding and Pat Holdco Servicios.
(b)The dividends declared to non-controlling interests represent the share of the subsidiary’s profits that are distributed to the shareholders who hold the non-controlling interests. These dividends are accounted for as a decrease in equity attributable to the non-controlling interests.